Finance income and expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finance income and expense
Finance expense	$ 659	$ 479	$ 638
Net finance (income)/expense	659	479	638
Interest expense on lease liabilities	19
Discontinued operations
Finance income and expense
Net finance (income)/expense	4	6	11
Aggregate continuing and discontinued operations
Finance income and expense
Net finance (income)/expense	663	485	649
Before exceptional items
Finance income and expense
Senior secured and senior notes	367	421	431
Other interest expense	40	22	5
Term loan			5
Interest expense	407	443	441
Net pension interest cost	18	16	18
Foreign currency translation losses	27	8	21
(Gain)/Loss on derivative financial instruments	9	(10)	27
Other finance income	(5)		(1)
Finance expense	456	457	506
Exceptional items
Finance income and expense
Finance expense	203	22	132
Exceptional items - Finance expense
Finance income and expense
(Gain)/Loss on derivative financial instruments	3	6	15
Finance expense	$ 203	$ 22	$ 132